TRADE ACCOUNTS AND NOTES PAYABLE (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS AND NOTES PAYABLE
Trade accounts payable	€ 6,640	€ 5,511
Notes payable	7	1
Trade accounts and notes payable	€ 6,647	€ 5,512